SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hong Kong, Dollars
Foreign currency translation
Translation rate for balance sheet items, except for equity accounts	7.80	7.80	7.80
Translation rate for statement of operations and cash flow items	7.76	7.76	7.76
China, Yuan Renminbi
Foreign currency translation
Translation rate for balance sheet items, except for equity accounts	6.9646	6.3757	6.5249
Translation rate for statement of operations and cash flow items	6.7279	6.4533	6.9004